CONDENSED STATEMENTS OF OPERATIONS (Q2) (Unaudited) - USD ($)	3 Months Ended						6 Months Ended						12 Months Ended
	Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2018		Dec. 31, 2019
Operating expenses
Operating costs	$ 393,205			$ 103,370			$ 510,130		$ 237,217		$ 64,637		$ 439,017
Franchise tax expense	50,000			50,250			108,794		157,540		54,000		257,540
Loss from operations	(443,205)			(153,620)			(618,924)		(394,757)		(118,637)		(696,557)
Other Income - dividends and interest	97,645			1,270,690			793,375		2,531,081		539,275		4,638,361
(Loss) income before provision for income tax	(345,560)			1,117,070			174,451		2,136,324		420,638		3,941,804
Provision for income tax	73,365			274,139			228,141		503,139		(113,000)		(1,068,915)
Net (loss) income	$ (418,925)		$ 365,235	$ 842,931		$ 790,254	$ (53,690)		$ 1,633,185		$ 307,638		$ 2,872,889
Weighted average number of common shares outstanding, basic and diluted (in shares)	6,724,713	[1]		6,700,195	[1]		6,719,169	[1]	6,695,800	[1]	5,338,303	[2]	6,695,864	[2]
Basic and diluted net loss per share (in dollars per share)	$ (0.06)	[3]		$ (0.02)	[3]		$ (0.07)	[3]	$ (0.03)	[3]	$ (0.01)	[4]	$ (0.05)	[4]

[1]	Excludes an aggregate of 13,623,588 and 20,865,717 shares subject to possible redemption as of June 30, 2020 and 2019, respectively.
[2]	Excludes an aggregate of 20,846,454 and 20,869,316 shares subject to possible redemption as of December 31, 2019 and December 31, 2018, respectively.
[3]	Excludes income of $0, $416,635, $949,978, and $1,824,175 attributable to common stock subject to possible redemption for the Three and Six Months Ended June 30, 2020 and 2019, respectively (see Note 2).
[4]	Excludes income of $3,185,186 and $353,013 attributable to common stock subject to possible redemption for the Year Ended December 31, 2019 and the Period from June 18, 2018 (inception) through December 31, 2018, respectively (see Note 2).